Summary of Significant Accounting Policies (Details) ¥ in Thousands	1 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Aug. 04, 2020	Nov. 18, 2019	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 24, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Number of shares in calculation of diluted loss per share (in Shares) | shares			23,572,119	23,572,119
Federal deposit insurance corporation coverage			$ 250,000	$ 250,000
FF Intelligent Mobility Global Holdings Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity transfer agreement, description	an equity transfer agreement (the “Equity Transfer Agreement”) was entered into between the Company and LeSEE Zhile, pursuant to which, LeSEE Zhile transferred 48% equity of LeSEE to the Company for no consideration. After the transfer, LeSEE Zhile owns 1% of LeSEE and the Company owns 99% of LeSEE, making LeSEE a majority-owned subsidiary of the Company and no longer a VIE since LeSEE is consolidated through majority voting and equity interests.
Non-refundable initial deposit									$ 5,000,000
Fair value of conditional obligation				1,128,000	$ 1,128,000	$ 5,000,000
Receive capital no less than through the closing of the merger agreement								$ 500,000,000
Extinguishment noncontrolling interest related errors adjustment					8,602,000
Vendor trust payables				10,737,000	10,737,000
Accrued expenses and other current liabilities					8,877,000
Increase decrease in distribution of noncontrolling interest					8,602,000
Extinguishment of noncontrolling interest					3,049,000
Accounts payable				10,737,000	10,737,000
Noncontrolling Interest, Description		As Previously Reported Adjustments As Revised Consolidated Balance Sheet Accounts payable $79,385 $(10,737) $68,648 Vendor payables in trust 105,163 10,737 115,900 Additional paid-in capital 153,151 5,553 158,704 Accumulated deficit (2,235,452) (8,602) (2,244,054)Noncontrolling interest (3,049) 3,049 — Total stockholders’ deficit (2,085,585) (3,049) (2,088,634)Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit Additional paid-in capital $153,151 $5,553 $158,704 Accumulated deficit (2,235,452) (8,602) (2,244,054)Noncontrolling interest (3,049) 3,049 — Total stockholders’ deficit (2,085,585) (3,049) (2,088,634)Consolidated Statement of Operations and Comprehensive Loss Net (loss) income attributable to noncontrolling interest $(7,605) $8,602 $997 Net loss attributable to FF Intelligent Mobility Global Holdings Ltd. (134,590) (8,602) (143,192)Per share information attributable to FF Intelligent Mobility Global Holdings Ltd. – Net loss per ordinary share basic and diluted (3.31) (0.21) (3.52)Total other comprehensive (loss) income attributable to noncontrolling interest (7,605) 8,602 997 Total other comprehensive loss attributable to FF Intelligent Mobility Global Holdings Ltd. (137,123) (8,602) (145,725)Consolidated Statement of Cash Flows Transfer of payables to Vendor Trust $(105,163) $(10,737) $(115,900)Accounts payable 42,031 6,198 48,229 Accrued expenses and other current liabilities. (24,881) (275) (25,156)Cash flows used in operating activities (184,981) (4,814) (189,795)Payments for equipment (4,935) 2,679 (2,256)Cash flows provided by investing activities 24,227 2,679 26,906 Distribution to acquire noncontrolling interest — (8,602) (8,602)Transfer of payables to Vendor Trust 105,163 10,737 115,900 Cash flows provided by financing activities 160,482 2,135 162,617 Supplemental disclosure of noncash investing and financing activities Extinguishment of noncontrolling interest — 3,049 3,049
Federal deposit insurance corporation insurance limit				250,000	250,000		¥ 500
Notes receivable				40,000	40,000	3,640,000
Deposits				$ 6,412,000	$ 6,412,000	$ 5,164,000
FF Intelligent Mobility Global Holdings Ltd [Member] | LeSEE [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Owned subsidiary, percentage				80.00%	80.00%		80.00%
Noncontrolling interest, percentage				20.00%	20.00%		20.00%
FF Intelligent Mobility Global Holdings Ltd [Member] | The9 Limited [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Owned subsidiary, percentage									50.00%